ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Disclosure of detailed information about accounts receivables [Table Text Block]
	As at
	December 31,	December 31,
	2024	2023

Royalty, derivative royalty, and stream receivables	$2,253	$2,482
GST and other recoverable taxes	251	325
Other receivables	12	4
Total accounts receivable	$2,516	$2,811